Long-Term Employee Benefits	12 Months Ended
Dec. 31, 2015
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Long-Term Employee Benefits
Note 21. Long-Term Employee Benefits
Plans Covering Employees in the U.S.
Chemours sponsors a variety of employee benefit plans which cover substantially all U.S. employees. Prior to July 1, 2015, U.S. employees generally participated in DuPont’s primary pension plan, the Retirement Savings Plan and certain other long-term employee benefit plans. In conjunction with the separation on July 1, 2015, Chemours employees stopped participating in DuPont plans and became participants in newly established Chemours plans. DuPont retained all liabilities related to its U.S. plans post-separation.
On July 1, 2015, Chemours established a defined contribution plan, similar in design to the DuPont Retirement Savings plan, which covered all eligible U.S. employees. The purpose of the Plan is to encourage employees to save for their future retirement needs. The plan is a tax qualified contributory profit sharing plan, with cash or deferred arrangement, and any eligible employee of Chemours may participate. Chemours matches 100% of the first 6% of the employee’s contribution election. Chemours may also provide an additional discretionary retirement savings contribution to eligible employees’ eligible compensation. The amount of this contribution, if any, is at the sole discretion of the Company. The plan’s matching contributions vest immediately upon contribution. The discretionary contribution vests for employees with at least three years of service.
In lieu of a defined benefit plan like DuPont’s primary pension plan, Chemours provides an enhanced 401(k) contribution for employees who previously participated in DuPont’s pension plan. The enhanced benefits consist of an additional contribution of 1% to 7% of the employee’s eligible compensation depending on the employee’s length of service with DuPont at the time of separation. The plan will continue for a period up to 2019, subject to early termination.
Plans Covering Employees Outside the United States
Pension coverage for employees of Chemours non-U.S. subsidiaries is provided, to the extent deemed appropriate, through separate plans established after separation and comparable to the DuPont plans in those countries. Obligations under such plans are funded by depositing funds with trustees, covered by insurance contracts or are unfunded.

Participation in the Plans
Prior to July 1, 2015, Chemours participated in DuPont’s U.S. and non-U.S. plans, except for the plans in the Netherlands and Taiwan, as though they were participants in a multi-employer plan with the other businesses of DuPont. The following table presents the multi-employer pension expense allocated by DuPont to Chemours for the plans in which Chemours participated prior to the separation. The allocation of cost was based on active employee headcount and is included in the Consolidated Statement of Operations. These amounts do not represent cash payments to DuPont or DuPont’s plans.
	EIN/Pension Number	Year Ended December 31,
Plan Name		2015	2014	2013
DuPont Pension and Retirement Plan (U.S.)	51-0014090/001	$48	$51	$126
All other U.S. and non-U.S. Plans		5	(1)	38
Single and Multiple Employer Plans
Beginning in the first quarter of 2015, Chemours has accounted for the plans covering its employees in the Netherlands and Taiwan as a multiple employer plan and a single employer plan, respectively. In the third quarter of 2015, in connection with the separation, additional plans in Germany, Belgium, Japan, Korea, Mexico and Switzerland were established. As of December 31, 2015, these plans were all accounted for as single employer plans.
The net periodic benefit costs for the pension and amounts recognized in other comprehensive income for the year ended December 31, 2015 were as follows:
Year Ended December 31, 2015
Net periodic pension cost (income):
Service cost	$16
Interest cost	19
Expected return on plan assets	(83)
Amortization of loss	16
Amortization of prior service cost	4
Net periodic pension income	$(28)
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$11
Amortization of loss	(16)
Prior service credit	(24)
Amortization of prior service cost	(4)
Effect of foreign exchange rates	(33)
Total benefit recognized in other comprehensive income	$(66)
Total recognized in net periodic pension income and other comprehensive income	$(94)

The pre-tax amounts recognized in accumulated other comprehensive loss are summarized below:
December 31, 2015
Net loss	$363
Prior service credit	(16)
Total amount recognized in accumulated other comprehensive loss	$347

The estimated pre-tax net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during 2016 are $20 and $2, respectively.
Summarized information on the Company’s pension benefit plans is as follows:
Year Ended December 31, 2015
Change in benefit obligation
Benefit obligation at beginning of year	$—
Assumption and establishment of pension plans	1,332
Service cost	16
Interest cost	19
Plan participants’ contributions	2
Actuarial loss (gain)	(76)
Benefits paid	(39)
Plan Amendments	(24)
Settlements & Transfers	(6)
Currency translation	(118)
Benefit obligation at end of year	1,106
Change in plan assets
Fair value of plan assets at beginning of year	—
Assumption and establishment of pension plans	1,297
Actual loss on plan assets	(7)
Employer contributions	16
Plan participants’ contributions	2
Benefits paid	(39)
Settlements & Transfers	(6)
Currency translation	(123)
Fair value of plan assets at end of year	1,140
Funded status at end of year	$34

The net amounts recognized in the Consolidated Balance Sheet as of December 31, 2015 consist of:
Noncurrent assets	$138
Current liabilities	(2)
Noncurrent liabilities	(102)
Net amount recognized	$34

The accumulated benefit obligation for all pension plans was $1,030 as of December 31, 2015.
The following information relates to pension plans with projected and accumulated benefit obligations in excess of the fair value of plan assets at December 31, 2015:
Information for pension plans with projected benefit obligation in excess of plan assets	December 31, 2015
Projected benefit obligation	$194
Accumulated benefit obligation	158
Fair value of plan assets	93
Information for pension plans with accumulated benefit obligations in excess of plan assets	December 31, 2015
Projected benefit obligation	$190
Accumulated benefit obligation	157
Fair value of plan assets	90
Assumptions
The Company generally utilizes discount rates that are developed by matching the expected cash flows of each benefit plan to various yield curves constructed from a portfolio of high quality, fixed income instruments provided by the plan’s actuary as of the measurement date. The expected rate of return on assets reflects economic assumptions applicable to each country.
The following assumptions have been used to determine the benefit obligations and net benefit cost:
Weighted average assumptions used to determine benefit obligations and benefit cost	Pension Benefit Obligation at December 31, 2015	Pension Income for the year ended December 31, 2015
Discount rate	2.4%	1.7%
Rate of compensation increase(1)	2.6%	3.9%
Expected return on plan assets	N/A	7.2%

(1)
The rate of compensation increase represents the single annual effective salary increase that an average plan participant would receive during the participant’s entire career at Chemours.

Plan Assets
Each pension plan’s assets are invested through a master trust fund. The strategic asset allocation for the trust fund is selected by management, reflecting the results of comprehensive asset and liability modeling. Chemours establishes strategic asset allocation percentage targets and appropriate benchmarks for significant asset classes with the aim of achieving a prudent balance between return and risk. Strategic asset allocations in countries are selected in accordance with the laws and practices of those countries.

The weighted average target allocation for Chemours’ pension plan assets is summarized as follows:
December 31, 2015
Cash and cash equivalents	2.7%
U.S. and non-U.S. equity securities	42.3%
Fixed income securities	55.0%
Total	100.0%

Fixed income securities include corporate issued, government issued and asset backed securities. Corporate debt investments encompass a range of credit risk and industry diversification.
Fair value calculations may not be indicative of net realizable value or reflective of future fair values. Furthermore, although Chemours believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The table below presents the fair values of Chemours’ pension assets by level within the fair value hierarchy, as described in Note 3, as of December 31, 2015.
	Total	Level 1	Level 2
Asset Category:
Debt–government issued	$465	$7	$458
Debt–corporate issued	148	60	88
Debt–asset backed	33	—	33
U.S. and non-U.S. equities	460	37	423
Derivatives–asset position	4	—	4
Derivatives–liability position	(16)	—	(16)
Cash and cash equivalents	40	40	—
Other	6	4	2
	1,140	$148	$992
Pension trust payables(1)	(3)
Total	$1,137

(1)
Payables are primarily for investment securities purchased.

For pension plan assets classified as Level 1, total fair value is either the price of the most recent trade at the time of the market close or the official close price, as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
For pension benefit plan assets classified as Level 2, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks. For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources.

Cash Flow
Defined Benefit Plan
DuPont contributed, on behalf of Chemours, $35 and $34 to its pension plans other than the principal U.S. pension plan in 2014 and 2013, respectively. DuPont contributed, on behalf of Chemours, $66 and $58 to its other long-term employee benefit plans in 2014 and 2013, respectively. DuPont contributed, on behalf of Chemours, $38 in the first half of 2015 to its pension and other long-term benefit plans and Chemours contributed $8 during 2015 to its pension plans. Chemours expects to contribute $18 to its pension plans in 2016.
Estimated future benefit payments
The following benefit payments are expected to be paid over the next five years and the five years thereafter as of December 31, 2015:
2016	$42
2017	45
2018	44
2019	47
2020	47
2021–2025	250
Defined Contribution Plan
DuPont’s contributions to the plan on behalf of Chemours were allocated in the amounts of  $52 and $50 for the years ended December 31, 2014 and 2013, respectively. In addition, DuPont contributed on behalf of Chemours about $26 to its defined contribution plans for the first half of 2015. From July 1 to December 31, 2015, Chemours contributed $28 to its defined contribution plan.